Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Allowances for Loan Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	$ 4,683	$ 3,729
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	110	110
Net remeasurement due to transfers	(1)	(3)
New originations or purchases	5	3
Net repayments		(1)
Derecognition of financial assets (excluding disposals and write-offs)	(7)	(6)
Changes to risk, parameters, and models	13	11
Disposals	0	0
Write-offs	(7)	(7)
Recoveries	1
Balance at end of period	114	107
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,309	1,171
Provision for credit losses	0	0
Net remeasurement due to transfers	11	9
New originations or purchases	78	66
Net repayments	(35)	(31)
Derecognition of financial assets (excluding disposals and write-offs)	(37)	(61)
Changes to risk, parameters, and models	287	287
Disposals	0	0
Write-offs	(342)	(306)
Recoveries	79	60
Foreign exchange and other adjustments	3	(1)
Balance, including off-balance sheet instruments, at end of period	1,353	1,194
Less: Allowance for off-balance sheet instruments	63	68
Balance at end of period	1,290	1,126
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,929	1,740
Net remeasurement due to transfers	34	37
New originations or purchases	35	30
Net repayments	89	6
Derecognition of financial assets (excluding disposals and write-offs)	(157)	(105)
Changes to risk, parameters, and models	478	530
Disposals	0	0
Write-offs	(452)	(418)
Recoveries	84	71
Foreign exchange and other adjustments	7	(2)
Balance, including off-balance sheet instruments, at end of period	2,047	1,889
Less: Allowance for off-balance sheet instruments	372	792
Balance at end of period	1,675	1,097
Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,684	1,557
Net remeasurement due to transfers	13	8
New originations or purchases	110	109
Net repayments	(24)	(9)
Derecognition of financial assets (excluding disposals and write-offs)	(230)	(216)
Changes to risk, parameters, and models	257	186
Disposals	0	0
Write-offs	(47)	(35)
Recoveries	18	11
Foreign exchange and other adjustments	1	(3)
Balance, including off-balance sheet instruments, at end of period	1,782	1,608
Less: Allowance for off-balance sheet instruments	178	209
Balance at end of period	1,604	1,399
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	2,149	1,640
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	28	24
Net remeasurement due to transfers	(3)	(4)
New originations or purchases	5	3
Derecognition of financial assets (excluding disposals and write-offs)	(1)	(1)
Changes to risk, parameters, and models	(4)	(8)
Disposals	0	0
Balance at end of period	30	25
Stage 1 [member] | Residential mortgages [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	6	13
Stage 1 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(1)	(1)
Stage 1 [member] | Residential mortgages [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage		(1)
Stage 1 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	717	599
Provision for credit losses	0	0
Net remeasurement due to transfers	(35)	(34)
New originations or purchases	78	66
Net repayments	(24)	(21)
Derecognition of financial assets (excluding disposals and write-offs)	(21)	(20)
Changes to risk, parameters, and models	(33)	(41)
Disposals	0	0
Foreign exchange and other adjustments	1
Balance, including off-balance sheet instruments, at end of period	728	598
Less: Allowance for off-balance sheet instruments	30	25
Balance at end of period	698	573
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	84	83
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(36)	(29)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(3)	(5)
Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	934	819
Net remeasurement due to transfers	(62)	(56)
New originations or purchases	35	30
Net repayments	70	39
Derecognition of financial assets (excluding disposals and write-offs)	(25)	(20)
Changes to risk, parameters, and models	(101)	(80)
Disposals	0	0
Foreign exchange and other adjustments	3	(2)
Balance, including off-balance sheet instruments, at end of period	952	865
Less: Allowance for off-balance sheet instruments	209	469
Balance at end of period	743	396
Stage 1 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	161	199
Stage 1 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(55)	(56)
Stage 1 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(8)	(8)
Stage 1 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	736	736
Net remeasurement due to transfers	(18)	(13)
New originations or purchases	110	109
Net repayments	(8)	7
Derecognition of financial assets (excluding disposals and write-offs)	(81)	(94)
Changes to risk, parameters, and models	6	(33)
Disposals	0	0
Foreign exchange and other adjustments	2
Balance, including off-balance sheet instruments, at end of period	756	725
Less: Allowance for off-balance sheet instruments	78	79
Balance at end of period	678	646
Stage 1 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	42	44
Stage 1 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(24)	(30)
Stage 1 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(9)	(1)
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	1,653	1,293
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	26	34
Net remeasurement due to transfers	2	1
Net repayments		(1)
Derecognition of financial assets (excluding disposals and write-offs)	(1)	(1)
Changes to risk, parameters, and models	6	8
Disposals	0	0
Balance at end of period	28	30
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(6)	(12)
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	4	3
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(3)	(2)
Stage 2 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	417	392
Provision for credit losses	0	0
Net remeasurement due to transfers	43	40
Net repayments	(8)	(7)
Derecognition of financial assets (excluding disposals and write-offs)	(11)	(26)
Changes to risk, parameters, and models	64	106
Disposals	0	0
Foreign exchange and other adjustments	1	(1)
Balance, including off-balance sheet instruments, at end of period	440	413
Less: Allowance for off-balance sheet instruments	33	43
Balance at end of period	407	370
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(78)	(78)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	48	39
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(36)	(52)
Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	673	580
Net remeasurement due to transfers	84	79
Net repayments	7	2
Derecognition of financial assets (excluding disposals and write-offs)	(29)	(21)
Changes to risk, parameters, and models	210	233
Disposals	0	0
Foreign exchange and other adjustments	3	(1)
Balance, including off-balance sheet instruments, at end of period	728	635
Less: Allowance for off-balance sheet instruments	163	323
Balance at end of period	565	312
Stage 2 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(155)	(141)
Stage 2 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	68	71
Stage 2 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(133)	(167)
Stage 2 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	740	690
Net remeasurement due to transfers	34	20
Net repayments	(8)	(12)
Derecognition of financial assets (excluding disposals and write-offs)	(109)	(110)
Changes to risk, parameters, and models	147	153
Disposals	0	0
Foreign exchange and other adjustments	3	(1)
Balance, including off-balance sheet instruments, at end of period	735	705
Less: Allowance for off-balance sheet instruments	82	124
Balance at end of period	653	581
Stage 2 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(41)	(42)
Stage 2 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	29	32
Stage 2 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(60)	(25)
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	881	796
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	56	52
Derecognition of financial assets (excluding disposals and write-offs)	(5)	(4)
Changes to risk, parameters, and models	11	11
Disposals	0	0
Write-offs	(7)	(7)
Recoveries	1
Balance at end of period	56	52
Stage 3 [member] | Residential mortgages [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage		(1)
Stage 3 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(3)	(2)
Stage 3 [member] | Residential mortgages [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	3	3
Stage 3 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	175	180
Provision for credit losses	0	0
Net remeasurement due to transfers	3	3
Net repayments	(3)	(3)
Derecognition of financial assets (excluding disposals and write-offs)	(5)	(15)
Changes to risk, parameters, and models	256	222
Disposals	0	0
Write-offs	(342)	(306)
Recoveries	79	60
Foreign exchange and other adjustments	1
Balance, including off-balance sheet instruments, at end of period	185	183
Balance at end of period	185	183
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(6)	(5)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(12)	(10)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	39	57
Stage 3 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	322	341
Net remeasurement due to transfers	12	14
Net repayments	12	(35)
Derecognition of financial assets (excluding disposals and write-offs)	(103)	(64)
Changes to risk, parameters, and models	369	377
Disposals	0	0
Write-offs	(452)	(418)
Recoveries	84	71
Foreign exchange and other adjustments	1	1
Balance, including off-balance sheet instruments, at end of period	367	389
Balance at end of period	367	389
Stage 3 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(6)	(58)
Stage 3 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(13)	(15)
Stage 3 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	141	175
Stage 3 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	208	131
Net remeasurement due to transfers	(3)	1
Net repayments	(8)	(4)
Derecognition of financial assets (excluding disposals and write-offs)	(40)	(12)
Changes to risk, parameters, and models	104	66
Disposals	0	0
Write-offs	(47)	(35)
Recoveries	18	11
Foreign exchange and other adjustments	(4)	(2)
Balance, including off-balance sheet instruments, at end of period	291	178
Less: Allowance for off-balance sheet instruments	18	6
Balance at end of period	273	172
Stage 3 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(1)	(2)
Stage 3 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(5)	(2)
Stage 3 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	$ 69	$ 26